Delaware International Value Equity Fund
Delaware International Value Equity Fund (the “Fund”)

DELAWARE GROUP® GLOBAL & INTERNATIONAL FUNDS

Delaware International Value Equity Fund (the “Fund”)

Supplement to the Fund’s Class A, Class B, Class C, Class R, and Institutional Class
Statutory Prospectus dated March 29, 2013

The following replaces the information in the section entitled, “Fund summaries – Delaware International Value Equity Fund – What are the Fund’s fees and expenses?”.

What are the Fund’s fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund’s prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information under the section entitled “Purchasing shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Delaware International Value Equity Fund	Class A	Class B		Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware International Value Equity Fund		Class A		Class B		Class C	Class R		Institutional Class
Management fees		0.85%		0.85%		0.85%	0.85%		0.85%
Distribution and service (12b-1) fees		0.25%	[1]	1.00%		1.00%	0.50%	[1]	none
Other expenses		0.35%		0.35%		0.35%	0.35%		0.35%
Total annual fund operating expenses	[2]	1.45%		2.20%		2.20%	1.70%		1.20%
Fee waivers and expense reimbursements				(0.75%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements		1.45%		1.45%		2.20%	1.70%		1.20%
[1]	The Class A and Class R shares' distribution and service (12b-1) fees have been restated to reflect a permanent reduction in their fees to 0.25% and 0.50%, respectively.
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual fund operating expenses from exceeding 1.21% of the Fund's average daily net assets from March 28, 2013 through March 28, 2014. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class B shares' 12b-1 fee to no more than 0.25% of average daily net assets from Nov. 27, 2013 through Nov. 28, 2014. These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware International Value Equity Fund (USD $)	1 year	3 years	5 years	10 years
Class A	714	1,007	1,322	2,210
Class B	548	891	1,336	2,284
Class C	323	688	1,180	2,534
Class R	173	536	923	2,009
Institutional Class	122	381	660	1,455

(if not redeemed)
Expense Example, No Redemption Delaware International Value Equity Fund (USD $)	1 year	3 years	5 years	10 years
Class B	148	616	1,111	2,284
Class C	223	688	1,180	2,534

The following replaces the fifth bullet in the section entitled, “About your account – Choosing a share class – Class B”.

For approximately eight years after you buy your Class B shares, they are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (currently limited to a 0.25% service fee for Delaware International Value Equity Fund) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

The following replaces the sixth bullet in the section entitled, “About your account – Choosing a share class – Class B”.

Approximately eight years after you buy them, Class B shares automatically convert to Class A shares with a 12b-1 fee of no more than 0.25%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B’s higher 12b-1 fee applies.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated December 6, 2013.